Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivatives
Derivatives

Note 14. Derivatives

We record all derivatives, whether designated in a hedging relationship or not, at fair value on the Condensed Consolidated Balance Sheets. We use various types of derivative instruments including, but not limited to, forward contracts, futures contracts, and options contracts for certain commodities. Forward and futures contracts are agreements to buy or sell a quantity of a commodity at a predetermined future date, and at a predetermined rate or price. Forward contracts are traded over the counter whereas future contracts are traded on an exchange. Option contracts are agreements to facilitate a potential transaction involving the commodity at a preset price and date.

The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the types of hedging relationships. Derivatives can be designated as fair value hedges, cash flow hedges or hedges of net investments in foreign operations. The changes in the fair values of derivatives that have not been designated and for which hedge accounting is not applied, are recorded in the same line item in our Condensed Consolidated Statements of Operations as the changes in the fair value of the hedged items attributable to the risk being hedged. The changes in fair values of derivatives that have been designated and qualify as cash flow hedges are recorded in accumulated other comprehensive income (loss) (“AOCI”) and are reclassified into the line item in the Condensed Consolidated Statements of Operations in which the hedged items are recorded in the same period the hedged items affect earnings.

For derivatives that will be accounted for as hedging instruments, we formally designate and document, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective and the strategy for undertaking the hedge transaction. In addition, we formally assess both at the inception and at least quarterly thereafter, whether the financial instruments used in hedging transactions are highly effective at offsetting changes in either the fair values or cash flows of the related underlying exposures.

We use cash flow hedges to minimize the variability in cash flows of assets or liabilities or forecasted transactions caused by fluctuations in commodity prices. The changes in fair values of hedges that are determined to be ineffective are immediately reclassified from AOCI into earnings. We did not discontinue any cash flow hedging relationships during the three months ended March 31, 2023 or 2022.

Within our Beverage Solutions segment, we have entered into coffee futures contracts to hedge our exposure to price fluctuations on green coffee associated with certain price-to-be-fixed purchase contracts, which generally range from three to twelve months in length. These derivative instruments have been designated as cash flow hedges. The objective of this hedging program is to reduce the variability of cash flows associated with future purchases of green coffee.

The notional amount for the coffee futures contracts that were designated and qualified for our commodity cash flow hedging program was 5.6 million pounds and 29.2 million pounds as of March 31, 2023 and December 31, 2022, respectively. During the three months ended March 31, 2023 and 2022, the Company purchased coffee futures contracts and coffee options contracts under our cash flow hedging program with aggregate notional amounts of 8.4 million pounds and 41.3 million pounds, respectively.

Approximately $0.7 million of net realized losses and $4.1 million of net realized gains, representing the effective portion of the cash flow hedge, were subsequently reclassified from AOCI to earnings and recognized in costs of sales in the Condensed Consolidated Statements of Operations for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023, the estimated amount of net losses reported in AOCI that is expected to be reclassified to the Condensed Consolidated Statements of Operations within the next twelve months is $3.3 million.

Within our Sustainable Sourcing & Traceability segment, the Company’s forward sales and forward purchase contracts are for physical delivery of green coffee in a future period. While the Company considers these contracts to be effective economic hedges, the Company does not designate or account for forward sales or forward purchase contracts as hedges as defined under current accounting standards. See Note 5 for a description of the treatment of realized and unrealized gains and losses on forward sales and forward purchase contracts.

The fair value of our derivative assets and liabilities included in the Condensed Consolidated Balance Sheets are set forth below:

(Thousands)	Balance Sheet Location	March 31, 2023	December 31, 2022
Derivative assets not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative assets	$13,390	$15,053
Total derivative assets		$13,390	$15,053

Derivative liabilities designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative liabilities	$302	$3,334
Total		$302	$3,334

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative liabilities	$3,504	$4,258
Total derivative liabilities		$3,806	$7,592
(1)	The fair value of coffee futures excludes amounts related to margin accounts.

The following table presents the pre-tax net gains and losses for our derivative instruments as of March 31, 2023 and March 31, 2022:

		Three Months Ended March 31,
(Thousands)	Statement of Operations Location	2023	2022
Derivative assets designated as cash flow hedging instruments:
Net realized gains (losses) on coffee derivatives	Costs of sales	$(721)	$4,129

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Costs of sales	$(1,028)	$6,945

Note 14. Derivatives

We record all derivatives, whether designated in a hedging relationship or not, at fair value on the Consolidated Balance Sheets. We use various types of derivative instruments including, but not limited to, forward contracts, futures contracts, and options contracts for certain commodities. Forward and futures contracts are agreements to buy or sell a quantity of a commodity at a predetermined future date, and at a predetermined rate or price. Forward contracts are traded over the counter whereas future contracts are traded on an exchange. Option contracts are agreements to facilitate a potential transaction involving the commodity at a preset price and date.

The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the types of hedging relationships. Derivatives can be designated as fair value hedges, cash flow hedges or hedges of net investments in foreign operations. The changes in the fair values of derivatives that have been designated and qualify for fair value hedge accounting are recorded in the same line item in our Consolidated Statements of Operations as the changes in the fair value of the hedged items attributable to the risk being hedged. The changes in fair values of derivatives that have been designated and qualify as cash flow hedges are recorded in AOCI and are reclassified into the line item in the Consolidated Statements of Operations in which the hedged items are recorded in the same period the hedged items affect earnings.

For derivatives that will be accounted for as hedging instruments, we formally designate and document, at inception, the financial instrument as a hedge of a specific underlying exposure, the risk management objective and the strategy for undertaking the hedge transaction. In addition, we formally assess both at the inception and at least quarterly thereafter, whether the financial instruments used in hedging transactions are highly effective at offsetting changes in either the fair values or cash flows of the related underlying exposures.

We use cash flow hedges to minimize the variability in cash flows of assets or liabilities or forecasted transactions caused by fluctuations in commodity prices. The changes in fair values of hedges that are determined to be ineffective are immediately reclassified from AOCI into earnings. We did not discontinue any cash flow hedging relationships during the years ended December 31, 2022, 2021 or 2020.

Within our Beverage Solutions segment, we have entered into coffee futures contracts to hedge our exposure to price fluctuations on green coffee associated with certain price-to-be-fixed purchase contracts, which generally range from three to twelve months in length. These derivative instruments have been designated as cash flow hedges. The objective of this hedging program is to reduce the variability of cash flows associated with future purchases of green coffee.

The notional amount for the coffee futures contracts that were designated and qualified for our commodity cash flow hedging program was 29.2 million pounds and 7.9 million pounds as of December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, the Company purchased coffee futures contracts and coffee options contracts under our cash flow hedging program with aggregate notional amount of 98.6 million pounds and 105.5 million pounds, respectively.

Approximately $13.1 million, $7.2 million and $1.7 million of net realized gains, representing the effective portion of the cash-flow hedge, were subsequently reclassified from AOCI to earnings and recognized in cost of sales in the Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the estimated amount of net gains reported in AOCI that is expected to be reclassified to the Consolidated Statements of Operations within the next twelve months is $12.3 million.

Within our Sustainable Sourcing & Traceability segment, the Company’s forward sales and forward purchase contracts are for physical delivery of green coffee in a future period. While the Company considers these contracts to be effective economic hedges, the Company does not designate or account for forward sales or forward purchase contracts as hedges as defined under current accounting standards. See Note 5 for a description of the treatment of realized and unrealized gains and losses on forward sales and forward purchase contracts.

The fair value of our derivative assets and liabilities included in the Consolidated Balance Sheets are set forth below:

(Thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
Derivative assets designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative assets	$—	$172
Total		$—	$172

Derivative assets not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative assets	$15,053	$13,593
Total		15,053	13,593
Total derivative assets		$15,053	$13,765

Derivative liabilities designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative liabilities	$3,334	$—
Total		$3,334	$—

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative liabilities	$4,258	$14,021
Total		4,258	14,021
Total derivative liabilities		$7,592	$14,021
(1)	The fair value of coffee futures excludes amounts related to margin accounts.

The following table presents the pre-tax net gains and losses for our derivative instruments:

		Year Ended December 31,
(Thousands)	Statement of Operations Location	2022	2021	2020
Derivative assets designated as cash flow hedging instruments:
Net realized gains (losses) on coffee derivatives	Costs of sales	$13,094	$7,197	$1,746

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Costs of sales	$8,828	$(4,799)	$2,176